Basis Of Presentation And Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Basis Of Presentation And Going Concern
Basis Of Presentation And Going Concern

1. Basis of Presentation and Going Concern

On January 10, 2011, the Company's stockholders voted to implement a 1:20 reverse stock split of the Company's common stock.  The reverse split became effective on March 11, 2011.  All of the share and per share amounts discussed in these condensed consolidated interim financial statements on Form 10-Q have been adjusted to reflect the effect of this reverse split.

Interim Financial Information

The accompanying unaudited condensed consolidated interim financial statements of Nephros, Inc. and its wholly owned subsidiary, Nephros International Limited (collectively, the "Company") should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company's 2010 Annual Report on Form 10-K filed with the Securities and Exchange Commission (the "SEC") on March 29, 2011 and Form 10-K/A filed with the SEC on April 28, 2011. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 and Article 10 of Regulation S-X. Accordingly, since they are interim statements, the accompanying condensed consolidated financial statements do not include all of the information and notes required by GAAP for a complete financial statement presentation. The condensed consolidated balance sheet as of December 31, 2010 was derived from the Company's audited consolidated financial statements but does not include all disclosures required by GAAP. In the opinion of management, the interim condensed consolidated financial statements reflect all adjustments consisting of normal, recurring adjustments that are necessary for a fair presentation of the financial position, results of operations and cash flows for the condensed consolidated interim periods presented. Interim results are not necessarily indicative of results for a full year. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates.

Going Concern and Management's Response

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company's recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern. The Company's condensed consolidated interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company has incurred significant losses in operations in each quarter since inception. For the six months ended June 30, 2011 and 2010, the Company has incurred net losses of $1,309,000 and $893,000, respectively. In addition, the Company has not generated positive cash flow from operations for the six months ended June 30, 2011 and 2010. To become profitable, the Company must increase revenue substantially and achieve and maintain positive gross and operating margins. If the Company is not able to increase revenue and gross and operating margins sufficiently to achieve profitability, its results of operations and financial condition will be materially and adversely affected.

On October 1, 2010, the Company issued a senior secured note to Lambda Investors LLC, its largest stockholder, in the principal amount of $500,000. The note bore interest at the rate of 12% per annum and was to mature on April 1, 2011, at which time all principal and accrued interest was due. However, the Company agreed to and did prepay, without penalty, amounts due under the note with the cash proceeds from its rights offering prior to the maturity date. The note was secured by a first priority lien on all of the Company's property, including its intellectual property.

On March 10, 2011 the Company completed its rights offering and a private placement that together resulted in gross proceeds of approximately $3.2 million. The aggregate net proceeds were approximately $2.3 million, after deducting the estimated aggregate expenses of these transactions which approximated $200,000, the repayment of the $500,000 note, plus $26,650 of accrued interest thereon, issued to Lambda Investors, LLC, the payment of an 8% sourcing/transaction fee of $40,000  in respect of the note and an aggregate of $100,000 for reimbursement of Lambda Investors' legal fees incurred in connection with the loan and the rights offering.
After giving effect to the 1:20 reverse stock split on March 11, 2011, the Company's stockholders subscribed for 4,964,854 units in the rights offering and the Company accepted all basic subscription rights and oversubscription privileges. The units were sold at a per unit purchase price of $0.40. Gross proceeds to the Company from the sale of these units in the rights offering were approximately $2.0 million. The Company issued an aggregate of 4,964,854 shares of common stock and warrants to purchase an aggregate of approximately 4.6 million shares of its common stock to stockholders who subscribed.

Simultaneously with the closing of the rights offering, Lambda Investors, LLC purchased in a private placement 3,009,711 units at the same per unit purchase price of $0.40, pursuant to a purchase agreement between the Company and Lambda Investors. The Company issued to Lambda Investors an aggregate of 3,009,711 shares of common stock and warrants to purchase an aggregate of 2,782,579 shares of common stock. Of the $3.2 million in gross proceeds from the rights offering and the private placement, the Company received approximately $1.2 million in gross proceeds from the sale of units to Lambda Investors.

The Company effected a reverse stock split, in which every 20 shares of our common stock issued and outstanding immediately prior to the effective time, which was 5:00 p.m. on March 11, 2011, were converted into one share of common stock. Fractional shares were not issued and stockholders who otherwise would have been entitled to receive a fractional share as a result of the reverse stock split received an amount in cash equal to $0.04 per pre-split share for such fractional interests. The number of shares of common stock issued and outstanding was reduced from approximately 201,300,000 pre-split to approximately 10,100,000 post-split. The reverse stock split was effected in connection with the rights offering and private placement.

 The reverse stock split was approved by the Company's stockholders at the annual meeting held on January 10, 2011. The number of shares of common stock subject to outstanding stock warrants and options, and the exercise prices and conversion ratios of those securities, were automatically proportionately adjusted for the 1-for-20 ratio provided for by the reverse stock split.

The Company entered into a License Agreement with Bellco S.r.l., as  licensee ("Bellco), which is discussed in Footnote 12, Subsequent Events.  This Agreement provides the Company with payments of €500,000, €750,000, and €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively. These fixed payments of €1,850,000 or approximately $2,600,000, take place over the next eighteen months.  Beginning on January 1, 2015 through and including December 31, 2016, Bellco will pay to Nephros a royalty based on the number of units of products sold in the territory as follows: for the first 103,000 units sold,  €4.50 per unit; thereafter, €4.00 per unit.  The first fixed payment was received in July 2011.  Anticipated  payments from this License Agreement will be a positive source of cash flow to the Company.

There can be no assurance that the Company's future cash flow will be sufficient to meet its obligations and commitments. If the Company is unable to generate sufficient cash flow from operations in the future to service its commitments the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities or ceasing its operations. There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Note 1 — Organization and Nature of Operations

Nephros, Inc. ("Nephros" or the "Company") was incorporated under the laws of the State of Delaware on April 3, 1997. Nephros was founded by health professionals, scientists and engineers affiliated with Columbia University to develop advanced End Stage Renal Disease ("ESRD") therapy technology and products. The Company has three products in various stages of development in the hemodiafiltration, or HDF, modality to deliver improved therapy for ESRD patients. These are the OLpur  TM   MDHDF filter series or "dialyzers," designed expressly for HDF therapy, the OLpur  TM   H2H  TM, an add-on module designed to allow the most common types of hemodialysis machines to be used for HDF therapy, and the OLpur  TM NS2000 system, a stand-alone hemodiafiltration machine and associated filter technology.  In 2006, the Company introduced its Dual Stage Ultrafilter ("DSU") water filter system, which represents a new and complementary product line to the Company's existing ESRD therapy business. The DSU incorporates the Company's unique and proprietary dual stage filter architecture.

On June 4, 2003, Nephros International Limited was incorporated under the laws of Ireland as a wholly-owned subsidiary of the Company.  In August 2003, the Company established a European Customer Service and financial operations center in Dublin, Ireland.